Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,213,718	$ 1,344,207
Equity-method investees	388,516	381,802
Other	27,485	27,600
Long-term investments	507,045	462,325
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	91,044	52,923
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,147,691	1,268,140
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	64,228	74,083
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,799	$ 1,984